Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenues
Revenues - Disaggregation of revenue (Table)
	For the six-month periods ended June 30,
	2025	2024
Time charters	$182,938	$158,252
Bareboat charters	30,602	—
Total	$213,540	$158,252